Owners' Capital/Partners' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Owners' Capital/Partners' Equity
Schedule of reconciliation of owners' capital

				Total
	Share	Contributed	Retained	Owners’
	capital	surplus	earnings	capital
Balance as of January 1, 2017	72	291,354	33,133	324,559
Capital contributions	—	12,000	—	12,000
Profit and total comprehensive income attributable to GasLog’s operations (Note 20)	—	—	53,981	53,981
Net contribution to the Partnership	(36)	(137,817)	(36,532)	(174,385)
Balance as of December 31, 2017	36	165,537	50,582	216,155
Profit and total comprehensive income attributable to GasLog's operations (Note 20)	—	—	25,449	25,449
Net contribution to the Partnership	(24)	(124,949)	(43,497)	(168,470)
Balance as of December 31, 2018	12	40,588	32,534	73,134
IFRS 16 adjustment (Note 2)	—	—	15	15
Balance as of January 1, 2019	12	40,588	32,549	73,149
Profit and total comprehensive income attributable to GasLog’s operations (Note 20)	—	—	2,650	2,650
Net contribution to the Partnership	(12)	(40,588)	(35,199)	(75,799)
Balance as of December 31, 2019	—	—	—	—

Schedule of cash distributions

	Type of	Distribution	Payment	Amount
Declaration date	units	per unit	date	paid
January 26, 2017	Common	$0.49	February 10, 2017	19,549
April 26, 2017	Common	$0.50	May 12, 2017	20,121
July 26, 2017	Common	$0.51	August 11, 2017	21,001
July 26, 2017	Preference (Series A)	$0.71875	September 15, 2017	4,132
October 25, 2017	Common	$0.5175	November 10, 2017	22,377
November 16, 2017	Preference (Series A)	$0.5390625	December 15, 2017	3,100
Total				$90,280
January 30, 2018	Common	$0.5235	February 14, 2018	22,845
February 8, 2018	Preference (Series A)	$0.5390625	March 15, 2018	3,100
February 8, 2018	Preference (Series B)	$0.33028	March 15, 2018	1,519
April 26, 2018	Common	$0.53	May 11, 2018	24,272
May 11, 2018	Preference (Series A)	$0.5390625	June 15, 2018	3,100
May 11, 2018	Preference (Series B)	$0.5125	June 15, 2018	2,357
July 25, 2018	Common	$0.53	August 10, 2018	24,272
July 25, 2018	Preference (Series A)	$0.5390625	September 17, 2018	3,100
July 25, 2018	Preference (Series B)	$0.5125	September 17, 2018	2,357
October 24, 2018	Common	$0.53	November 9, 2018	25,716
November 15, 2018	Preference (Series A)	$0.5390625	December 17, 2018	3,100
November 15, 2018	Preference (Series B)	$0.5125	December 17, 2018	2,356
Total				$118,094
January 29, 2019	Common	$0.55	February 13, 2019	26,929
February 22, 2019	Preference (Series A)	$0.5390625	March 15, 2019	3,100
February 22, 2019	Preference (Series B)	$0.5125	March 15, 2019	2,357
February 22, 2019	Preference (Series C)	$0.7083	March 15, 2019	2,833
April 24, 2019	Common	$0.55	May 10, 2019	26,911
May 10, 2019	Preference (Series A)	$0.5390625	June 17, 2019	3,100
May 10, 2019	Preference (Series B)	$0.5125	June 17, 2019	2,357
May 10, 2019	Preference (Series C)	$0.53125	June 17, 2019	2,125
July 24, 2019	Common	$0.55	August 9, 2019	26,640
July 24, 2019	Preference (Series A)	$0.5390625	September 16, 2019	3,100
July 24, 2019	Preference (Series B)	$0.5125	September 16, 2019	2,357
July 24, 2019	Preference (Series C)	$0.53125	September 16, 2019	2,125
October 29, 2019	Common	$0.55	November 13, 2019	26,437
November 14, 2019	Preference (Series A)	$0.5390625	December 16, 2019	3,100
November 14, 2019	Preference (Series B)	$0.5125	December 16, 2019	2,357
November 14, 2019	Preference (Series C)	$0.53125	December 16, 2019	2,125
Total				$137,953

Schedule of distribution policy and profit allocation

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution				General	Holders of
Old IDRs	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875	up to	$0.5625	75.0%	2.0%	23.0%
Thereafter		Above	$0.5625	50.0%	2.0%	48.0%

	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution				General	Holders of
New IDRs	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Thereafter		Above	$0.46875	75.0%	2.0%	23.0%